Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2024-06-30	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Jun. 30, 2024
Aggregate Erroneous Compensation Not Yet Determined	The
ECC
reviewed
the
revisions in accordance with CNB’s clawback policy and determined that the revisions did not affect any incentive compensation approved, awarded, or granted and would therefore not result in the recoupment of any compensation under CNB’s clawback policy.